Leases - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Jan. 01, 2019
Leases
Right-of-use assets	$ 666	$ 647	$ 722
Lease liabilities	681	675	$ 720
Interest rate on lease liabilities			3.00%
Interest expense on lease liabilities	21	22
Expense related to short-term leases	2	1
Expense related to leases of low-value assets	1	1
Expense related to variable lease payments	1	0
Income from subleasing	7	4
Cash outflow for leases	$ 228	$ 208